CAPITAL RISK MANAGEMENT (Details 1) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
FINANCIAL ASSETS
Financial assets at amortized cost		$ 391.4	$ 299.3
Financial assets at fair value through profit/loss	[1]	0.0	0.4
Subtotal		391.4	299.7
Total		391.4	299.7
FINANCIAL LIABILITIES
Financial liabilities at amortized cost		2,132.1	756.4
Financial liabilities at fair value through profit/loss	[1]	0.0	0.0
Subtotal		2,132.1	756.4
Total		2,132.1	756.4
Trade payables
FINANCIAL LIABILITIES
Financial liabilities at amortized cost		124.6	105.5
Financial liabilities at fair value through profit/loss	[1]	0.0	0.0
Subtotal		124.6	105.5
Non-financial liabilities	[2]	0.0	0.0
Total		124.6	105.5
Borrowings, current
FINANCIAL LIABILITIES
Financial liabilities at amortized cost		45.9	51.4
Financial liabilities at fair value through profit/loss	[1]	0.0	0.0
Subtotal		45.9	51.4
Non-financial liabilities	[2]	0.0	0.0
Total		45.9	51.4
Other liabilities
FINANCIAL LIABILITIES
Financial liabilities at amortized cost		113.9	106.9
Financial liabilities at fair value through profit/loss	[1]	0.0	0.0
Subtotal		113.9	106.9
Non-financial liabilities	[2]	14.6	14.6
Total		128.5	121.5
Borrowings, non-current
FINANCIAL LIABILITIES
Financial liabilities at amortized cost		503.1	492.6
Financial liabilities at fair value through profit/loss	[1]	0.0	0.0
Subtotal		503.1	492.6
Non-financial liabilities	[2]	0.0	0.0
Total		503.1	492.6
Lease obligations
FINANCIAL LIABILITIES
Financial liabilities at amortized cost		1,343.9
Financial liabilities at fair value through profit/loss	[1]	0.0
Subtotal		1,343.9
Non-financial liabilities	[2]	0.0
Total		1,343.9
Other non-current liabilities
FINANCIAL LIABILITIES
Financial liabilities at amortized cost		0.7
Financial liabilities at fair value through profit/loss	[1]	0.0
Subtotal		0.7
Non-financial liabilities	[2]	0.0
Total		0.7
Cash and cash equivalents
FINANCIAL ASSETS
Financial assets at amortized cost		318.0	234.2
Financial assets at fair value through profit/loss	[1]	0.0	0.0
Subtotal		318.0	234.2
Non-financial assets	[2]	0.0	0.0
Total		318.0	234.2
Trade receivables
FINANCIAL ASSETS
Financial assets at amortized cost		0.5	1.3
Financial assets at fair value through profit/loss	[1]	0.0	0.0
Subtotal		0.5	1.3
Non-financial assets	[2]	0.0	0.0
Total		0.5	1.3
Other accounts receivable
FINANCIAL ASSETS
Financial assets at amortized cost		39.0	36.4
Financial assets at fair value through profit/loss	[1]	0.0	0.4
Subtotal		39.0	36.8
Non-financial assets	[2]	15.0	10.0
Total		54.0	46.8
Other non-current assets
FINANCIAL ASSETS
Financial assets at amortized cost		33.9	27.4
Financial assets at fair value through profit/loss	[1]	0.0	0.0
Subtotal		33.9	27.4
Non-financial assets	[2]	0.0	0.0
Total		$ 33.9	$ 27.4

[1]	Financial assets and financial liabilities at fair value through profit and loss include FX derivatives (Fair value Level 2).
[2]	Non-financial assets or non-financial liabilities comprise prepaid expenses and deferred income, which will not generate a cash outflow or inflow as well as other tax positions.